Capitalized Software (Tables) - Computer Software, Intangible Asset [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Summary of Intangible Assets
Capitalized software consists of the following at:

	June 30, 2023	December 31, 2022
Capitalized software	$5,927,719	$8,094,385
Accumulated amortization	(2,569,519)	(3,505,679)

Capitalized software, net	$3,358,200	$4,588,706

Capitalized software consists of the following at:

	December 31, 2022	December 31, 2021
Capitalized software	$8,094,385	$7,161,571
Accumulated amortization	(3,505,679)	(1,186,727)

Net carrying amount	4,588,706	5,974,844
Capitalized software in-process	—	330,010

Capitalized software, net	$4,588,706	$6,304,854

Summary of Estimated Amortization for Capitalized Software	Estimated amortization for capitalized software for future periods is as follows:

Year Ended December 31,
2023	$2,461,011
2024	1,542,008
2025	496,744
2026	88,943

$4,588,706